UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5406

Legg Mason Partners New Jersey Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

FORM N-Q

JUNE 30, 2006

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS — 96.8%
Education — 9.0%
		New Jersey EDA:
$ 320,000	Aa2(a)	EDR, Series S, Princeton Montessori Society, LOC-Banque National de Paris, 6.500% due 6/1/12	$320,538
8,000,000	AAA	School Facilities Construction, Series K, FGIC-Insured, 5.000% due 12/15/18	8,361,120
		New Jersey State Educational Facilities Financing Authority Revenue:
550,000	BBB	Monmouth University, Series D, 5.125% due 7/1/24	554,824
750,000	AAA	Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/21	769,267
2,610,000	AAA	Rowan University, Series C, FGIC-Insured, 5.000% due 7/1/21	2,688,848
1,250,000	AAA	Seton Hall University Project, Series F, AMBAC-Insured, 5.000% due 7/1/21	1,273,562
1,000,000	BB+	St. Peters College, Series B, 5.375% due 7/1/18	1,004,790
1,165,000	AAA	New Jersey State, Higher Education Assistance Authority, Student Loan Revenue, NJ Class Loan Program, Series A, MBIA-Insured, 5.800% due 6/1/16 (b)	1,170,161
		Rutgers State University Revenue:
600,000	AA	Series A, 6.400% due 5/1/13	654,444
1,905,000	AA	Series U, 5.000% due 5/1/21	1,946,967

		Total Education	18,744,521

Escrowed to Maturity (c) — 1.2%
1,530,000	BBB	New Jersey Health Care Facilities Financing Authority Revenue, St. Mary Hospital, 5.875% due 7/1/12	1,600,044
		New Jersey State Turnpike Authority Revenue:
55,000	AAA	C-2005, MBIA-Insured, 6.500% due 1/1/16	62,787
780,000	AAA	Series C, IBC/MBIA-Insured, 6.500% due 1/1/16	890,323

		Total Escrowed to Maturity	2,553,154

General Obligation — 5.6%
2,040,000	AAA	Atlantic City, GO, FSA-Insured, 5.000% due 12/15/15	2,109,625
		Freehold Township Board of Education GO, MBIA-Insured:
1,375,000	AAA	5.000% due 7/15/23	1,424,857
1,205,000	AAA	5.000% due 7/15/24	1,245,464
200,000	AAA	Hudson County GO, FGIC-Insured, 6.550% due 7/1/10	219,468
1,500,000	AAA	Jackson Township School District, NJ, GO, Refunding, MBIA-Insured, 5.250% due 6/15/19	1,619,850
650,000	AAA	Lakewood Township School District GO, AMBAC-Insured, 6.250% due 2/15/11	713,252
		Morris Township GO:
550,000	Aa1(a)	6.550% due 7/1/09	591,509
550,000	Aa1(a)	6.550% due 7/1/10	603,752
500,000	Aa1(a)	6.550% due 7/1/11	559,030
1,500,000	AAA	North Bergen Township GO, FSA-Insured, 8.000% due 8/15/07	1,567,815
		West Windsor, Plainsboro GO, Regional School District:
490,000	AA	6.750% due 4/1/07	500,427
435,000	AA	6.800% due 4/1/08	456,315
170,000	AA	6.800% due 4/1/09	182,663

		Total General Obligation	11,794,027

Hospitals — 9.9%
1,000,000	AAA	Camden County Improvement Authority Revenue, Health Systems, Catholic Health East, Series B, AMBAC-Insured, 5.000% due 11/15/18	1,024,950
		New Jersey Health Care Facilities Financing Authority Revenue:
200,000	AAA	Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured, 6.500% due 7/1/12	200,272
545,000	B+	East Orange General Hospital, Series B, 7.750% due 7/1/20	547,703

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)(continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals — 9.9% (continued)
$3,700,000	NR	Raritan Bay Medical Center Issue, 7.250% due 7/1/27	$3,751,134
		Robert Wood Johnson University Hospital:
8,000,000	A-	5.700% due 7/1/20 (d)	8,430,160
3,000,000	A-	5.750% due 7/1/31	3,171,270
2,000,000	BBB-	St. Elizabeth’s Hospital, 6.000% due 7/1/14	2,060,220
1,500,000	AAA	University Medicine & Dentistry, Series A, MBIA-Insured, 5.000% due 9/1/22	1,561,290

		Total Hospitals	20,746,999

Housing: Single-Family — 0.1%
170,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue, Series A, GNMA- Collateralized, 6.500% due 3/1/25 (b)	170,938

Industrial Development — 4.8%
		New Jersey EDA:
		First Mortgage Cadbury Corp. Project, Series A, ACA-Insured:
750,000	A	5.500% due 7/1/18	766,928
1,250,000	A	5.500% due 7/1/28	1,267,825
		First Mortgage, Fellowship Village, Series A:
2,000,000	BBB-	5.500% due 1/1/18	2,029,700
2,500,000	BBB-	5.500% due 1/1/25	2,528,375
		Harrogate, Inc., Series A:
2,000,000	BBB	5.750% due 12/1/16	2,026,340
1,500,000	BBB	5.875% due 12/1/26	1,507,920

		Total Industrial Development	10,127,088

Life Care Systems — 3.1%
		New Jersey EDA:
80,000	Aaa(a)	EDR, Eagle Rock Convalescent, Inc., GNMA-Insured, 7.375% due 12/20/06	80,112
		First Mortgage, Keswick Pines:
2,885,000	NR	5.700% due 1/1/18	2,901,243
2,800,000	NR	5.750% due 1/1/24	2,810,472
600,000	AAA	New Jersey Health Care Facilities Financing Authority Revenue, Spectrum for Living, Series B, FHA-Insured, 6.500% due 2/1/22	600,954

		Total Life Care Systems	6,392,781

Miscellaneous — 6.4%
615,000	A	Atlantic City, COP, 8.875% due 1/15/13	758,621
3,120,000	AAA	Essex County Improvement Authority Revenue, Series A, MBIA/FHA-Insured, 5.900% due 1/1/25 (e)	3,126,583
1,500,000	AAA	Middlesex County COP, MBIA-Insured, 5.000% due 2/15/19	1,524,105
1,700,000	AAA	Middlesex County Improvement Authority Revenue, Golf Course Projects, County Guaranteed, 5.250% due 6/1/26	1,800,164
1,525,000	AAA	Monmouth County Improvement Authority Revenue, Government Loan, AMBAC-Insured, 5.750% due 12/1/19	1,627,404
1,000,000	AAA	New Jersey Building Authority, State Building Revenue, MBIA-Insured, 5.000% due 6/15/18	1,028,860
		New Jersey EDA:
		Department of Human Services:
500,000	A	5.000% due 7/1/22	506,445
450,000	A	5.200% due 7/1/32	461,380
		Municipal Loan Pool, FSA-Insured:
765,000	Aaa(a)	5.125% due 11/15/14	796,893
1,200,000	Aaa(a)	5.400% due 11/15/20	1,264,560

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)(continued)			June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous — 6.4% (continued)
$ 505,000	NR	Waste Paper Recycling Revenue, Marcal Paper Mills Inc. Project, 8.500% due 2/1/10 (b)	$515,388

		Total Miscellaneous	13,410,403

Pre-Refunded (f) — 21.7%
1,015,000	AAA	Branchburg Township Board of Education GO, FGIC-Insured, Call 7/15/11 @ 100, 5.000% due 7/15/24	1,063,131
3,775,000	Baa3(a)	Camden County Improvement Authority Revenue, Health Care Redevelopment Project, Cooper Health, Call 2/15/07 @ 102, 5.875% due 2/15/15	3,895,045
5,000,000	AAA	Casino Reinvestment Development Authority, Parking Fee Revenue, Series A, FSA-Insured, Call 10/1/07 @ 100, 5.250% due 10/1/16	5,091,900
2,000,000	AAA	Delaware River and Bay Authority, Series A, AMBAC-Insured, Call 1/1/10 @ 101, 5.750% due 1/1/29	2,136,300
1,000,000	AAA	Deptford Township Municipal Utilities, AMBAC-Insured, Call 2/1/10 @ 100, 5.500% due 2/1/23	1,052,460
		Lafayette Yard, NJ, Community Development, Hotel, Conference Center Project, MBIA-Insured, Call 4/1/10 @ 101:
500,000	Aaa(a)	5.625% due 4/1/21	533,830
2,100,000	Aaa(a)	5.800% due 4/1/35	2,254,749
		New Jersey EDA:
9,470,000	AA-	School Facilities Construction, Series F, Call 6/15/13 @ 100, 5.000% due 6/15/26 (d)	9,974,277
970,000	NR	Senior Mortgage, Arbor Glen, Series A, Call 5/15/09 @ 102, 6.000% due 5/15/28	1,039,452
6,000,000	AAA	Transportation Project Sublease, Series A, FSA-Insured, Call 5/1/09 @ 100, 5.250% due 5/1/17	6,215,580
3,000,000	AAA	New Jersey State Highway Authority, Garden State Parkway General Revenue, Series Parkway, Call 1/1/10 @ 101, 5.625% due 1/1/30	3,192,360
		New Jersey State Transportation Trust Fund Authority, Transportation Systems:
6,030,000	AA-	Series A, Call 6/15/09 @ 100, 5.000% due 6/15/17	6,205,775
2,500,000	AAA	Series B, MBIA-Insured, Call 12/15/11 @ 100, 5.000% due 12/15/21	2,627,350

		Total Pre-Refunded	45,282,209

Public Facilities — 1.3%
2,500,000	AAA	Atlantic County COP, Public Facilities Lease Agreement, FGIC-Insured, 7.400% due 3/1/09	2,717,650

Solid Waste — 2.2%
1,950,000	Baa2(a)	Atlantic County COP, Authority Solid Waste Revenue, 7.125% due 3/1/16	1,959,243
2,500,000	AA-	Mercer County Improvement Authority, County Guaranteed Solid Waste Revenue, 5.750% due 9/15/16	2,603,025

		Total Solid Waste	4,562,268

Tobacco — 4.8%
10,000,000	BBB	Tobacco Settlement Financing Corp., 5.000% due 6/1/15 (d)	10,019,800

Transportation — 17.6%
		Delaware River and Joint Toll Bridge Commission, Pennsylvania Bridge Revenue:
2,845,000	A-	5.000% due 7/1/22	2,915,727
2,000,000	A-	5.000% due 7/1/23	2,047,320
1,000,000	CCC+	New Jersey EDA, EDR, American Airlines Inc. Project, 7.100% due 11/1/31 (b)	1,001,720
4,000,000	B	New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (b)	4,127,080
2,000,000	AA-	New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, 5.250% due 12/15/23	2,132,360

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)(continued)			June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation — 17.6% (continued)
$6,300,000	AAA	New Jersey State Turnpike Authority Revenue, Refunding, Series A, 5.250% due 1/1/28	$6,819,057
165,000	AAA	New Jersey State Turnpike Authority Turnpike Revenue, C-2005, MBIA-Insured, 6.500% due 1/1/16	187,894
		Port Authority of New York & New Jersey:
5,000,000	AA-	Consolidated 132nd Series, 5.000% due 9/1/26	5,121,450
3,500,000	NR	Special Obligation Revenue 5th Installment, 6.750% due 10/1/19 (b)	3,550,435
2,300,000	A	South Jersey Port Corp. Revenue, 5.000% due 1/1/20	2,321,528
6,385,000	AAA	South Jersey Transportation Authority, Transportation System Revenue, AMBAC-Insured, 5.125% due 11/1/22	6,621,436

		Total Transportation	36,846,007

Utilities — 5.6%
1,000,000	AAA	Camden County Municipal Utilities Authority, Sewer Revenue, FGIC-Insured, 5.250% due 7/15/17	1,035,670
2,500,000	AAA	Hamilton Township, Atlantic County Municipal Utilities Authority, FGIC-Insured, 5.000% due 8/15/17	2,566,100
1,385,000	AAA	Kearny, NJ, Municipal Utilities Authority Revenue, FGIC-Insured, 7.300% due 11/15/18	1,646,571
2,725,000	AAA	Middlesex County Improvement Authority, Utilities System Revenue, Perth Amboy Franchise Project, Series A, AMBAC-Insured, 5.000% due 9/1/29	2,773,859
915,000	AAA	Middlesex County Utilities Authority, Sewer Revenue, Series A, MBIA-Insured, 6.250% due 8/15/10	949,093
2,500,000	BBB	Salem County, Pollution Control Financing Authority Revenue, PSEG Power Project, Series A, 5.750% due 4/1/31 (b)	2,623,875

		Total Utilities	11,595,168

Water & Sewer — 3.5%
2,000,000	Aaa(a)	New Jersey EDA, Water Facilities Revenue, American Water Co. Inc., Series B, FGIC-Insured, 5.375% due 5/1/32 (b)	2,052,180
		North Hudson Sewer Authority Revenue, Series A, FGIC-Insured:
3,000,000	Aaa(a)	5.250% due 8/1/18	3,188,610
2,000,000	Aaa(a)	5.250% due 8/1/19	2,111,420

		Total Water & Sewer	7,352,210

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $194,612,549)	202,315,223

SHORT-TERM INVESTMENTS(g) — 4.8%
Miscellaneous — 4.4%
9,100,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.900%, 7/5/06	9,100,000

Pollution Control — 0.3%
600,000	A-1+	Gloucester County, NJ, Pollution Control Financing Authority Revenue, Refunding Pollution Control Exxonmobil, 3.800%, 7/3/06	600,000

Water & Sewer — 0.1%
300,000	A-1+	New Jersey EDA Water Facilities Revenue, United Water New Jersey Inc. Project A, AMBAC-Insured, 3.940%, 7/3/06	300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $10,000,000)	10,000,000

		TOTAL INVESTMENTS — 101.6% (Cost — $204,612,549#)	212,315,223
		Liabilities in Excess of Other Assets — (1.6)%	(3,355,128)

		TOTAL NET ASSETS — 100.0%	$208,960,095

See Notes to Schedule of Investments.

LEGG MASON PARTNERS NEW JERSEY MUNICIPALS FUND, INC.

Schedule of Investments (unaudited)(continued)	June 30, 2006

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	All or a portion of this security is segregated for open futures contracts.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:

ACA - American Capital Assurance

AMBAC - Ambac Assurance Corporation

COP - Certificate of Participation

EDA - Economic Development Authority

EDR - Economic Development Revenue

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

HFA - Housing Finance Authority

IBC - Insured Bond Certificates

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

SPA - Standby Bond Purchase Agreement

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba		Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners New Jersey Municipals Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities due to changes in interest rates, as a substitution for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New Jersey.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,979,333
Gross unrealized depreciation	(276,659)

Net unrealized appreciation	$7,702,674

At June 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury Bond	190	9/06	$20,311,290	$20,264,688	$46,602

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners New Jersey Municipals Fund, Inc.

By
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
R. Jay Gerken
Chief Executive Officer

Date: August 29, 2006

By
Kaprel Ozsolak
Chief Financial Officer

Date: August 29, 2006